Related party transactions	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Related party transactions
31.	Related party transactions

(1)	Account balances and transactions with associates and joint ventures accounted for under the equity method
Primary account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31
	2025	2026
Trade and other accounts receivable
Associates	20,990	9,006
Joint ventures	3,854	6,407

Total	24,844	15,413

Other current assets
Associates	8,192	8,364
Joint ventures	-	-

Total	8,192	8,364

Accounts payable, trade
Associates	1,102	1,092
Joint ventures	55	36

Total	1,157	1,128

Short-term borrowings
Associates	5,401	6,401
Joint ventures	17,641	20,675

Total	23,042	27,076

Lease liabilities and other
Associates*	79,987	183,836
Joint ventures	-	-

Total	79,987	183,836

* Refer to Note 10.

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Sales
Associates	14,215	14,254	10,269
Joint ventures	34,199	34,415	31,239

Total	48,414	48,669	41,508

Purchases
Associates	6,385	5,171	6,573
Joint ventures	723	1,131	-

Total	7,108	6,302	6,573

Lease payments and other
Associates	15,467	16,931	22,985
Joint ventures	-	-	-

Total	15,467	16,931	22,985

Sony has issued guarantees that contingently require payments to guaranteed parties if certain specified events or conditions occur. The maximum potential amount of future payments under these guarantees to joint ventures as of March 31, 2025 and 2026, amounted to 3,856 million yen and 3,775 million yen, respectively. In addition, Sony has agreements with shareholders of joint ventures to make cash investments in the joint ventures if certain specified events or conditions occur.

(2)	Compensation for key management personnel
Compensation for key management personnel for the fiscal years ended March 31, 2024, 2025 and 2026 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Short-term employee benefits	1,660	1,657	1,908
Stock-based compensation	2,917	4,431	4,254

Total	4,577	6,088	6,162

Compensation for key management personnel is the remuneration for Directors (including outside Directors) and Corporate Executive Officers of Sony Group Corporation.